UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-09845

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   23.4%
--------------------------------------------------------------------------------
Internet Software & Services                                               17.7
--------------------------------------------------------------------------------
Software                                                                   17.7
--------------------------------------------------------------------------------
Communications Equipment                                                   12.7
--------------------------------------------------------------------------------
Computers & Peripherals                                                     8.3
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         4.0
--------------------------------------------------------------------------------
IT Services                                                                 3.7
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      2.9
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            1.9
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              1.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Google, Inc., Cl. A                                                         3.5%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         3.4
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A                                                       2.6
--------------------------------------------------------------------------------
EMC Corp.                                                                   2.6
--------------------------------------------------------------------------------
Apple Computer, Inc.                                                        2.5
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.                                        2.4
--------------------------------------------------------------------------------
American Tower Corp.                                                        2.2
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         2.2
--------------------------------------------------------------------------------
Corning, Inc.                                                               2.1
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.                                               2.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                   8 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                    86.2%
  Semiconductors & Semiconductor Equipment                23.8
  Internet Software & Services                            18.0
  Software                                                18.0
  Communications Equipment                                12.9
  Computers & Peripherals                                  8.4
  IT Services                                              3.8
  Electronic Equipment & Instruments                       1.3
Telecommunications Services                                7.0
Health Care                                                2.7
Consumer Discretionary                                     2.3
Industrials                                                1.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                   9 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ending October 31, 2006, Oppenheimer Emerging Technologies Fund produced positive absolute results but lagged behind its primary benchmark, the S&P 500 Index. We attribute the Fund's relative underperformance to a difficult market environment for small-cap technology stocks during the second half of the period. The Fund tends to invest a significant amount within micro- to small-cap technology stocks and while these stocks generally outperformed their mid- to large-cap counterparts during the first half of the period, they underperformed during the second half. And since the Fund's benchmark emphasizes larger-cap stocks, the Fund underperformed its peers over the period. Additionally, weak performance from Dell, Inc., which we sold, and Yahoo!, Inc., also hampered performance.

      However, we attribute the Fund's positive absolute performance to our disciplined research-driven stock selection process which led us to a number of high performing securities, with the two most notable being Akamai Technologies, Inc. and Cisco Systems, Inc. We sold our position in Akamai Technologies and took profits.

      The Fund's investment strategy focuses predominantly on micro-, small- and mid-cap technology companies that we believe offer high growth potential and display leadership qualities within their markets. We continued to employ our bottom-up stock selection process, combining in-depth fundamental, quantitative and technical analysis to yield what we believed to be favorable prospects. Due to the Fund's focus on the technology sector, and emphasis on small-cap technology stocks, the Fund tends to deliver strong returns during favorable market environments and weak performance in unfavorable environments.

      In terms of individual performance detractors, the two largest were Dell, Inc. and Yahoo!, Inc. Although the Fund tends to focus on small-cap stocks, we built positions in both of these large-cap technology companies as a means for the Fund to better withstand the intense volatility that overcame the technology sector during the second quarter of this year. Unfortunately, both of these securities experienced company-specific difficulties and underperformed. In the case of Dell, Inc., the company's product pricing did not remain competitive, which caused a significant pullback in its stock price. Yahoo!, Inc. suffered from slowing growth in its online advertising business in addition to the delayed launch of its greatly anticipated new internet search platform.


                   10 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

      On the positive side, our investment strategy succeeded in identifying many high performing technology stocks. The greatest contributor to the Fund's performance came from Akamai Technologies, Inc., an internet content delivery service company. Over the period, Akamai successfully purchased its largest competitor and rationalized the pricing in its operating space. The Fund also received strong contributions from its position within Cisco Systems, Inc. Strong quarterly earnings results combined with a bullish outlook for 2007 pushed Cisco's stock price up. Network Appliance, Inc., a leading vendor of network-attached storage systems, benefited from a successful product cycle, which drove up the company's revenues and earnings. Also contributing was offshore outsourcing IT services provider, Cognizant Technology Solutions Corp., which continued to benefit from the strong outsourcing trend. Lastly, Apple Computer, Inc., continued to enjoy the success of its iPod music players along with strong sales from its Macintosh computers.

TECHNOLOGY STOCKS, PARTICULARLY THOSE THAT ARE SMALL- OR MID-CAP, ARE ESPECIALLY VOLATILE. FOREIGN INVESTMENTS MAY BE MORE VOLATILE AND INVOLVE ADDITIONAL EXPENSES AND SPECIAL RISKS, INCLUDING CURRENCY EXCHANGES, AND POLITICAL AND ECONOMIC UNCERTAINTIES.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2006. Performance is measured from the inception of Classes A, B, C and Y on April 25, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the S&P 500 Index and the Lipper Science & Technology Fund Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Lipper Science & Technology Fund Index includes the top 30 market weighted funds within the Lipper Science & Technology Classification. The index includes funds that invest 65% of their equity portfolio in science and technology stocks, without considering sales charges. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                   11 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class A)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                Lipper
                                                              Science &
                 Oppenheimer Emerging                         Technology
              Technologies Fund (Class A)    S&P 500 Index    Fund Index
              ---------------------------    -------------    ----------
04/25/2000              $ 9,425                 $10,000        $10,000
04/30/2000              $10,056                 $10,000        $10,000
07/31/2000              $11,263                 $ 9,879        $ 9,591
10/31/2000              $10,594                 $ 9,897        $ 8,826
01/31/2001              $ 8,615                 $ 9,487        $ 7,139
04/30/2001              $ 5,709                 $ 8,703        $ 5,385
07/31/2001              $ 4,388                 $ 8,464        $ 4,645
10/31/2001              $ 3,312                 $ 7,434        $ 3,676
01/31/2002              $ 3,416                 $ 7,956        $ 4,157
04/30/2002              $ 2,538                 $ 7,605        $ 3,462
07/31/2002              $ 1,821                 $ 6,466        $ 2,545
10/31/2002              $ 1,717                 $ 6,311        $ 2,463
01/31/2003              $ 1,746                 $ 6,126        $ 2,466
04/30/2003              $ 1,982                 $ 6,594        $ 2,705
07/31/2003              $ 2,538                 $ 7,153        $ 3,201
10/31/2003              $ 2,963                 $ 7,623        $ 3,680
01/31/2004              $ 3,057                 $ 8,242        $ 3,938
04/30/2004              $ 2,557                 $ 8,101        $ 3,532
07/31/2004              $ 2,378                 $ 8,095        $ 3,361
10/31/2004              $ 2,538                 $ 8,341        $ 3,566
01/31/2005              $ 2,537                 $ 8,755        $ 3,673
04/30/2005              $ 2,299                 $ 8,614        $ 3,441
07/31/2005              $ 2,641                 $ 9,232        $ 3,926
10/31/2005              $ 2,622                 $ 9,068        $ 3,891
01/31/2006              $ 2,974                 $ 9,663        $ 4,371
04/30/2006              $ 3,078                 $ 9,941        $ 4,406
07/31/2006              $ 2,527                 $ 9,728        $ 3,805
10/31/2006              $ 2,878                 $10,548        $ 4,258

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year 3.47%   5-Year -3.91%   Since Inception (4/25/00) -17.39%


                   12 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class B)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                Lipper
                                                              Science &
                 Oppenheimer Emerging                         Technology
              Technologies Fund (Class B)    S&P 500 Index    Fund Index
              ---------------------------    -------------    ----------
04/25/2000              $10,000                 $10,000        $10,000
04/30/2000              $10,670                 $10,000        $10,000
07/31/2000              $11,930                 $ 9,879        $ 9,591
10/31/2000              $11,200                 $ 9,897        $ 8,826
01/31/2001              $ 9,090                 $ 9,487        $ 7,139
04/30/2001              $ 6,020                 $ 8,703        $ 5,385
07/31/2001              $ 4,610                 $ 8,464        $ 4,645
10/31/2001              $ 3,480                 $ 7,434        $ 3,676
01/31/2002              $ 3,580                 $ 7,956        $ 4,157
04/30/2002              $ 2,650                 $ 7,605        $ 3,462
07/31/2002              $ 1,900                 $ 6,466        $ 2,545
10/31/2002              $ 1,790                 $ 6,311        $ 2,463
01/31/2003              $ 1,810                 $ 6,126        $ 2,466
04/30/2003              $ 2,050                 $ 6,594        $ 2,705
07/31/2003              $ 2,630                 $ 7,153        $ 3,201
10/31/2003              $ 3,060                 $ 7,623        $ 3,680
01/31/2004              $ 3,150                 $ 8,242        $ 3,938
04/30/2004              $ 2,630                 $ 8,101        $ 3,532
07/31/2004              $ 2,450                 $ 8,095        $ 3,361
10/31/2004              $ 2,600                 $ 8,341        $ 3,566
01/31/2005              $ 2,590                 $ 8,755        $ 3,673
04/30/2005              $ 2,350                 $ 8,614        $ 3,441
07/31/2005              $ 2,700                 $ 9,232        $ 3,926
10/31/2005              $ 2,660                 $ 9,068        $ 3,891
01/31/2006              $ 3,020                 $ 9,663        $ 4,371
04/30/2006              $ 3,120                 $ 9,941        $ 4,406
07/31/2006              $ 2,561                 $ 9,728        $ 3,805
10/31/2006              $ 2,900                 $10,548        $ 4,258

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year 4.02%   5-Year -3.97%   Since Inception (4/25/00) -17.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class C)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                Lipper
                                                              Science &
                 Oppenheimer Emerging                         Technology
              Technologies Fund (Class C)    S&P 500 Index    Fund Index
              ---------------------------    -------------    ----------
04/25/2000              $10,000                 $10,000        $10,000
04/30/2000              $10,670                 $10,000        $10,000
07/31/2000              $11,930                 $ 9,879        $ 9,591
10/31/2000              $11,200                 $ 9,897        $ 8,826
01/31/2001              $ 9,090                 $ 9,487        $ 7,139
04/30/2001              $ 6,010                 $ 8,703        $ 5,385
07/31/2001              $ 4,610                 $ 8,464        $ 4,645
10/31/2001              $ 3,480                 $ 7,434        $ 3,676
01/31/2002              $ 3,580                 $ 7,956        $ 4,157
04/30/2002              $ 2,650                 $ 7,605        $ 3,462
07/31/2002              $ 1,900                 $ 6,466        $ 2,545
10/31/2002              $ 1,790                 $ 6,311        $ 2,463
01/31/2003              $ 1,810                 $ 6,126        $ 2,466
04/30/2003              $ 2,060                 $ 6,594        $ 2,705
07/31/2003              $ 2,630                 $ 7,153        $ 3,201
10/31/2003              $ 3,060                 $ 7,623        $ 3,680
01/31/2004              $ 3,150                 $ 8,242        $ 3,938
04/30/2004              $ 2,630                 $ 8,101        $ 3,532
07/31/2004              $ 2,450                 $ 8,095        $ 3,361
10/31/2004              $ 2,600                 $ 8,341        $ 3,566
01/31/2005              $ 2,600                 $ 8,755        $ 3,673
04/30/2005              $ 2,350                 $ 8,614        $ 3,441
07/31/2005              $ 2,700                 $ 9,232        $ 3,926
10/31/2005              $ 2,670                 $ 9,068        $ 3,891
01/31/2006              $ 3,030                 $ 9,663        $ 4,371
04/30/2006              $ 3,120                 $ 9,941        $ 4,406
07/31/2006              $ 2,560                 $ 9,728        $ 3,805
10/31/2006              $ 2,910                 $10,548        $ 4,258

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year 7.99%   5-Year -3.51%   Since Inception (4/25/00) -17.26%


                   14 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class N)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                Lipper
                                                              Science &
                 Oppenheimer Emerging                         Technology
              Technologies Fund (Class N)    S&P 500 Index    Fund Index
              ---------------------------    -------------    ----------
03/01/2001              $10,000                 $10,000         $10,000
04/30/2001              $ 9,165                 $10,094         $10,201
07/31/2001              $ 7,041                 $ 9,817         $ 8,799
10/31/2001              $ 5,311                 $ 8,621         $ 6,963
01/31/2002              $ 5,478                 $ 9,227         $ 7,875
04/30/2002              $ 4,067                 $ 8,821         $ 6,559
07/31/2002              $ 2,914                 $ 7,499         $ 4,821
10/31/2002              $ 2,747                 $ 7,320         $ 4,665
01/31/2003              $ 2,792                 $ 7,104         $ 4,671
04/30/2003              $ 3,171                 $ 7,647         $ 5,124
07/31/2003              $ 4,052                 $ 8,296         $ 6,064
10/31/2003              $ 4,734                 $ 8,841         $ 6,971
01/31/2004              $ 4,871                 $ 9,559         $ 7,459
04/30/2004              $ 4,067                 $ 9,396         $ 6,691
07/31/2004              $ 3,794                 $ 9,388         $ 6,367
10/31/2004              $ 4,036                 $ 9,674         $ 6,756
01/31/2005              $ 4,031                 $10,154         $ 6,958
04/30/2005              $ 3,664                 $ 9,991         $ 6,518
07/31/2005              $ 4,199                 $10,707         $ 7,438
10/31/2005              $ 4,168                 $10,517         $ 7,371
01/31/2006              $ 4,733                 $11,207         $ 8,280
04/30/2006              $ 4,886                 $11,530         $ 8,345
07/31/2006              $ 4,016                 $11,282         $ 7,208
10/31/2006              $ 4,565                 $12,234         $ 8,066

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year 8.52%   5-Year -2.98%   Since Inception (3/1/01) -12.92%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class Y)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                Lipper
                                                              Science &
                 Oppenheimer Emerging                         Technology
              Technologies Fund (Class Y)    S&P 500 Index    Fund Index
              ---------------------------    -------------    ----------
04/25/2000              $10,000                 $10,000        $10,000
04/30/2000              $10,670                 $10,000        $10,000
07/31/2000              $11,960                 $ 9,879        $ 9,591
10/31/2000              $11,260                 $ 9,897        $ 8,826
01/31/2001              $ 9,172                 $ 9,487        $ 7,139
04/30/2001              $ 6,084                 $ 8,703        $ 5,385
07/31/2001              $ 4,691                 $ 8,464        $ 4,645
10/31/2001              $ 3,558                 $ 7,434        $ 3,676
01/31/2002              $ 3,669                 $ 7,956        $ 4,157
04/30/2002              $ 2,726                 $ 7,605        $ 3,462
07/31/2002              $ 1,955                 $ 6,466        $ 2,545
10/31/2002              $ 1,854                 $ 6,311        $ 2,463
01/31/2003              $ 1,895                 $ 6,126        $ 2,466
04/30/2003              $ 2,145                 $ 6,594        $ 2,705
07/31/2003              $ 2,757                 $ 7,153        $ 3,201
10/31/2003              $ 3,218                 $ 7,623        $ 3,680
01/31/2004              $ 3,328                 $ 8,242        $ 3,938
04/30/2004              $ 2,787                 $ 8,101        $ 3,532
07/31/2004              $ 2,596                 $ 8,095        $ 3,361
10/31/2004              $ 2,777                 $ 8,341        $ 3,566
01/31/2005              $ 2,774                 $ 8,755        $ 3,673
04/30/2005              $ 2,520                 $ 8,614        $ 3,441
07/31/2005              $ 2,906                 $ 9,232        $ 3,926
10/31/2005              $ 2,886                 $ 9,068        $ 3,891
01/31/2006              $ 3,282                 $ 9,663        $ 4,371
04/30/2006              $ 3,394                 $ 9,941        $ 4,406
07/31/2006              $ 2,795                 $ 9,728        $ 3,805
10/31/2006              $ 3,181                 $10,548        $ 4,258

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/06

1-Year 10.21%   5-Year -2.22%   Since Inception (4/25/00) -16.12%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   16 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                   17 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 4/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                   19 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                               BEGINNING     ENDING         EXPENSES
                               ACCOUNT       ACCOUNT        PAID DURING
                               VALUE         VALUE          6 MONTHS ENDED
                               (5/1/06)      (10/31/06)     OCTOBER 31, 2006
--------------------------------------------------------------------------------
Class A Actual                 $1,000.00     $  935.20      $ 7.79
--------------------------------------------------------------------------------
Class A Hypothetical            1,000.00      1,017.19        8.12
--------------------------------------------------------------------------------
Class B Actual                  1,000.00        929.50       11.50
--------------------------------------------------------------------------------
Class B Hypothetical            1,000.00      1,013.36       12.00
--------------------------------------------------------------------------------
Class C Actual                  1,000.00        932.70       11.42
--------------------------------------------------------------------------------
Class C Hypothetical            1,000.00      1,013.46       11.89
--------------------------------------------------------------------------------
Class N Actual                  1,000.00        934.40        8.77
--------------------------------------------------------------------------------
Class N Hypothetical            1,000.00      1,016.18        9.14
--------------------------------------------------------------------------------
Class Y Actual                  1,000.00        937.10        3.96
--------------------------------------------------------------------------------
Class Y Hypothetical            1,000.00      1,021.12        4.13

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2006 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.59%
----------------------------
Class B            2.35
----------------------------
Class C            2.33
----------------------------
Class N            1.79
----------------------------
Class Y            0.81

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   20 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  October 31, 2006
-------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--98.3%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.3%
-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.6%
VistaPrint Ltd. 1                                      70,030   $    2,190,538
-------------------------------------------------------------------------------
MEDIA--0.7%
XM Satellite Radio
Holdings, Inc., Cl. A 1                                82,330          959,968
-------------------------------------------------------------------------------
HEALTH CARE--2.6%
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Intuitive Surgical, Inc. 1                             12,300        1,219,914
-------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                         26,980        1,480,123
                                                                ---------------
                                                                     2,700,037

-------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.7%
WebMD Health
Corp., Cl. A 1                                         26,290          958,533
-------------------------------------------------------------------------------
INDUSTRIALS--1.7%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Kenexa Corp. 1                                         46,920        1,507,540
-------------------------------------------------------------------------------
PeopleSupport, Inc. 1                                  46,720          915,245
                                                                ---------------
                                                                     2,422,785

-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--84.8%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--12.7%
Ciena Corp. 1                                          55,421        1,302,948
-------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                 198,390        4,787,151
-------------------------------------------------------------------------------
Comverse Technology, Inc. 1                           115,560        2,515,741
-------------------------------------------------------------------------------
Corning, Inc. 1                                       140,930        2,879,200
-------------------------------------------------------------------------------
F5 Networks, Inc. 1                                    31,750        2,101,533
-------------------------------------------------------------------------------
Oplink Communications, Inc. 1                          69,520        1,376,496
-------------------------------------------------------------------------------
Optium Corp. 1                                            800           16,200
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                         72,880        2,652,103
                                                                ---------------
                                                                    17,631,372

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.3%
Apple Computer, Inc. 1                                 43,550        3,531,034
-------------------------------------------------------------------------------
EMC Corp. 1                                           292,330        3,581,043

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Network Appliance, Inc. 1                              74,150   $    2,706,475
-------------------------------------------------------------------------------
Rackable Systems,
Inc. 1                                                 53,860        1,670,199
                                                                ---------------
                                                                    11,488,751

-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Daktronics, Inc.                                       75,450        1,788,920
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--17.7%
Aquantive, Inc. 1                                      65,710        1,785,998
-------------------------------------------------------------------------------
Bankrate, Inc. 1                                       37,250        1,190,138
-------------------------------------------------------------------------------
Digital River, Inc. 1                                  33,130        1,916,571
-------------------------------------------------------------------------------
eBay, Inc. 1                                           75,980        2,441,237
-------------------------------------------------------------------------------
Equinix, Inc. 1                                        26,680        1,824,912
-------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  10,080        4,802,011
-------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                       51,380        1,409,867
-------------------------------------------------------------------------------
Knot, Inc. (The) 1                                     57,930        1,388,582
-------------------------------------------------------------------------------
VeriSign, Inc. 1                                      127,070        2,627,808
-------------------------------------------------------------------------------
WebEx Communications, Inc. 1                           42,200        1,622,590
-------------------------------------------------------------------------------
WebSideStory, Inc. 1                                   74,300          969,615
-------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        101,400        2,670,876
                                                                ---------------
                                                                    24,650,205

-------------------------------------------------------------------------------
IT SERVICES--3.7%
Alliance Data Systems Corp. 1                          24,800        1,505,856
-------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                 45,000        3,387,600
-------------------------------------------------------------------------------
Exlservice Holdings, Inc. 1                            14,900          309,920
                                                                ---------------
                                                                     5,203,376

-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--23.4%
ASML Holding NV 1                                      59,320        1,354,869
-------------------------------------------------------------------------------
ATMI, Inc. 1                                           34,950        1,107,566
-------------------------------------------------------------------------------
Broadcom Corp.,
Cl. A 1                                               118,420        3,584,573


                   21 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Cymer, Inc. 1                                          41,970   $    1,944,470
-------------------------------------------------------------------------------
Diodes, Inc. 1                                         55,200        2,431,008
-------------------------------------------------------------------------------
FormFactor, Inc. 1                                     34,520        1,317,974
-------------------------------------------------------------------------------
Hittite Microwave
Corp. 1                                                33,090        1,134,656
-------------------------------------------------------------------------------
International Rectifier Corp. 1                        67,060        2,412,148
-------------------------------------------------------------------------------
KLA-Tencor Corp.                                       28,470        1,399,870
-------------------------------------------------------------------------------
Lam Research Corp. 1                                   14,880          735,816
-------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                       151,870        2,776,184
-------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                      34,720        1,232,560
-------------------------------------------------------------------------------
Microchip Technology, Inc.                             54,260        1,786,782
-------------------------------------------------------------------------------
Microsemi Corp. 1                                      91,090        1,785,364
-------------------------------------------------------------------------------
Monolithic Power
Systems, Inc. 1                                       135,010        1,355,500
-------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                          42,460          841,982
-------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                    142,150          942,455
-------------------------------------------------------------------------------
Power Integrations, Inc. 1                             48,100        1,055,314
-------------------------------------------------------------------------------
Texas Instruments, Inc.                                28,470          859,225
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1      38,140        1,391,729
-------------------------------------------------------------------------------
Volterra Semiconductor Corp. 1                         60,510        1,044,403
                                                                ---------------
                                                                    32,494,448

-------------------------------------------------------------------------------
SOFTWARE--17.7%
Adobe Systems, Inc. 1                                  78,340        2,996,505
-------------------------------------------------------------------------------
Amdocs Ltd. 1                                          20,930          811,247
-------------------------------------------------------------------------------
Ansoft Corp. 1                                         40,600        1,082,396
-------------------------------------------------------------------------------
Ansys, Inc. 1                                          30,210        1,389,660
-------------------------------------------------------------------------------
Autodesk, Inc. 1                                       67,660        2,486,505
-------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                 19,240          568,157

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SOFTWARE Continued
Concur Technologies, Inc. 1                            98,010   $    1,562,279
-------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                46,310        2,449,336
-------------------------------------------------------------------------------
Informatica Corp. 1                                    93,380        1,156,978
-------------------------------------------------------------------------------
McAfee, Inc. 1                                         38,970        1,127,402
-------------------------------------------------------------------------------
NAVTEQ Corp. 1                                         45,430        1,508,276
-------------------------------------------------------------------------------
Nuance Communications, Inc. 1                         191,250        2,207,025
-------------------------------------------------------------------------------
Opsware, Inc. 1                                       154,150        1,401,224
-------------------------------------------------------------------------------
Red Hat, Inc. 1                                       145,900        2,389,842
-------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1                                    60,430        1,495,038
                                                                ---------------
                                                                    24,631,870

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.9%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
Cbeyond, Inc. 1                                        24,600          746,364
-------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                 65,420        1,911,572
-------------------------------------------------------------------------------
Time Warner
Telecom, Inc., Cl. A 1                                 70,530        1,406,368
                                                                ---------------
                                                                     4,064,304

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.0%
American Tower Corp. 1                                 85,642        3,084,825
-------------------------------------------------------------------------------
NII Holdings, Inc. 1                                   38,090        2,476,988
                                                                ---------------
                                                                     5,561,813
                                                                ---------------
Total Common Stocks
(Cost $120,546,859)                                                136,746,920

-------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------
Blaze Network Products, Inc., 8%
Cv., Series D 1,2,3 (Cost $1,067,750)                 166,836              376


                   22 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
-------------------------------------------------------------------------------
Undivided interest of 3.36% in joint
repurchase agreement (Principal
Amount/Value $106,853,000, with a
maturity value of $106,868,612) with UBS
Warburg LLC, 5.26%, dated 10/31/06, to be
repurchased at $3,590,525 on 11/1/06,
collateralized by Federal National
Mortgage Assn., 6.50%, 10/1/36, with a
value of $109,133,594 (Cost $3,590,000)        $    3,590,000   $    3,590,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $125,204,609)                                     100.9%     140,337,296
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (0.9)      (1,239,019)
                                               --------------------------------
NET ASSETS                                              100.0%  $  139,098,277
                                               ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of October 31, 2006 was $376, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See
Note 5 of accompanying Notes.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES       GROSS        GROSS          SHARES
                                                        OCT. 31, 2005   ADDITIONS   REDUCTIONS   OCT. 31, 2006
---------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                166,836         --            --         166,836
MicroPhotonix Integration Corp., Cv., Series C                316,691         --       316,691              --

                                                                            VALUE     DIVIDEND        REALIZED
                                                                       SEE NOTE 1       INCOME            LOSS
---------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                         $      376   $       --   $          --
MicroPhotonix Integration Corp., Cv., Series C                                 --           --       1,999,999
                                                                       ----------------------------------------
                                                                       $      376   $       --   $   1,999,999
                                                                       ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   23 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying
statement of investments:
Unaffiliated companies (cost $124,136,859)                        $ 140,336,920
Affiliated companies (cost $1,067,750)                                      376
                                                                  --------------
                                                                    140,337,296
--------------------------------------------------------------------------------
Cash                                                                    131,596
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                        222,540
Shares of beneficial interest sold                                      165,049
Interest and dividends                                                    1,663
Other                                                                     7,986
                                                                  --------------
Total assets                                                        140,866,130

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 1,342,082
Shares of beneficial interest redeemed                                  251,950
Shareholder communications                                               58,977
Trustees' compensation                                                   35,571
Distribution and service plan fees                                       28,325
Transfer and shareholder servicing agent fees                            25,298
Other                                                                    25,650
                                                                  --------------
Total liabilities                                                     1,767,853

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 139,098,277
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $      46,702
--------------------------------------------------------------------------------
Additional paid-in capital                                          589,819,451
--------------------------------------------------------------------------------
Accumulated net investment loss                                         (35,155)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (465,865,408)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           15,132,687
                                                                  --------------
NET ASSETS                                                        $ 139,098,277
                                                                  ==============


                   24 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $79,180,615 and 26,161,371 shares of beneficial interest outstanding) $ 3.03 Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                               $ 3.21
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,913,067 and 12,713,829 shares of beneficial interest outstanding)  $ 2.90
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $17,024,060 and 5,856,575 shares of beneficial interest outstanding)   $ 2.91
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $3,962,623 and 1,326,164 shares of beneficial interest outstanding)    $ 2.99
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,017,912 and 643,851 shares of beneficial interest
outstanding)                                                              $ 3.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                         $     224,599
--------------------------------------------------------------------------------
Interest                                                                178,269
--------------------------------------------------------------------------------
Other income                                                             64,740
                                                                  --------------
Total investment income                                                 467,608

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,301,942
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 177,770
Class B                                                                 465,607
Class C                                                                 176,515
Class N                                                                  20,247
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 585,780
Class B                                                                 367,720
Class C                                                                 121,221
Class N                                                                  24,458
Class Y                                                                   2,467
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  81,019
Class B                                                                  58,181
Class C                                                                  15,956
Class N                                                                   1,489
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 427
--------------------------------------------------------------------------------
Other                                                                    25,465
                                                                  --------------
Total expenses                                                        3,426,264
Less reduction to custodian expenses                                       (427)
Less waivers and reimbursements of expenses                            (642,092)
                                                                  --------------
Net expenses                                                          2,783,745

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (2,316,137)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                             10,499,454
  Affiliated companies                                               (1,999,999)
                                                                  --------------
Net realized gain                                                     8,499,455
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  6,651,157

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  12,834,475
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                      2006              2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment loss                                                 $ (2,316,137)    $  (2,491,316)
---------------------------------------------------------------------------------------------------
Net realized gain (loss)                                               8,499,455        (4,357,066)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  6,651,157        11,049,349
                                                                    -------------------------------
Net increase in net assets resulting from operations                  12,834,475         4,200,967

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       --          (218,101)
Class B                                                                       --                --
Class C                                                                       --                --
Class N                                                                       --            (8,925)
Class Y                                                                       --           (12,465)
---------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                       --          (343,030)
Class B                                                                       --                --
Class C                                                                       --                --
Class N                                                                       --           (14,038)
Class Y                                                                       --           (19,605)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                3,537,689       (12,102,611)
Class B                                                              (15,873,605)       (8,787,393)
Class C                                                               (2,183,001)       (5,594,723)
Class N                                                                  (59,545)           39,946
Class Y                                                                   (1,296)         (448,094)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total decrease                                                        (1,745,283)      (23,308,072)
---------------------------------------------------------------------------------------------------
Beginning of period                                                  140,843,560       164,151,632
                                                                    -------------------------------
End of period (including accumulated net investment loss
of $35,155 and $44,888, respectively)                               $139,098,277     $ 140,843,560
                                                                    ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.76      $  2.69        $  3.14      $  1.82     $  3.51
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04) 1      (.03) 1,2      (.04) 1      (.04)       (.04)
Net realized and unrealized gain (loss)              .31          .12           (.41)        1.36       (1.65)
                                                 --------------------------------------------------------------
Total from investment operations                     .27          .09           (.45)        1.32       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.01)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.02)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  3.03      $  2.76        $  2.69      $  3.14     $  1.82
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.78%        3.30%        (14.33)%      72.53%     (48.15)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $79,180      $68,724        $79,083      $93,886     $44,150
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $74,186      $74,268        $89,415      $62,832     $68,695
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (1.26)%      (1.25)% 2      (1.55)%      (1.51)%     (1.61)%
Total expenses                                      2.06%        2.14%          2.11%        2.70%       3.11%
Expenses after payments and waivers
and reduction to custodian expenses                 1.59%        1.66%          1.69%        1.71%       2.10%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS B     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.66      $  2.60        $  3.06      $  1.79     $  3.48
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.06) 1      (.05) 1,2      (.07) 1      (.04)       (.07)
Net realized and unrealized gain (loss)              .30          .11           (.39)        1.31       (1.62)
                                                 --------------------------------------------------------------
Total from investment operations                     .24          .06           (.46)        1.27       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --           --             --           --          --
Dividends in excess of net investment income          --           --             --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --           --             --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.90      $  2.66        $  2.60      $  3.06     $  1.79
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.02%        2.31%        (15.03)%      70.95%     (48.56)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $36,913      $48,955        $56,513      $69,789     $36,813
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $46,606      $52,959        $63,321      $48,920     $58,029
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (2.04)%      (2.06)% 2      (2.34)%      (2.23)%     (2.40)%
Total expenses                                      2.83%        3.12%          3.14%        3.82%       3.95%
Expenses after payments and waivers
and reduction to custodian expenses                 2.36%        2.46%          2.48%        2.42%       2.94%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.67      $  2.60        $  3.06      $  1.79     $  3.48
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.06) 1      (.05) 1,2      (.06) 1      (.04)       (.05)
Net realized and unrealized gain (loss)              .30          .12           (.40)        1.31       (1.64)
                                                 --------------------------------------------------------------
Total from investment operations                     .24          .07           (.46)        1.27       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --           --             --           --          --
Dividends in excess of net investment income          --           --             --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --           --             --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.91      $  2.67        $  2.60        $3.06     $  1.79
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  8.99%        2.69%        (15.03)%      70.95%     (48.56)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $17,024      $17,646        $22,777      $26,112     $14,143
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $17,668      $20,550        $25,126      $17,266     $17,800
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (2.01)%      (1.98)% 2      (2.28)%      (2.29)%     (2.36)%
Total expenses                                      2.69%        2.77%          2.77%        3.40%       3.84%
Expenses after payments and waivers
and reduction to custodian expenses                 2.33%        2.40%          2.43%        2.48%       2.83%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS N     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.73      $  2.66        $  3.12      $  1.81     $  3.50
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04) 1      (.04) 1,2      (.05) 1      (.05)       (.04)
Net realized and unrealized gain (loss)              .30          .13           (.41)        1.36       (1.65)
                                                 --------------------------------------------------------------
Total from investment operations                     .26          .09           (.46)        1.31       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.01)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.02)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.99      $  2.73        $  2.66      $  3.12     $  1.81
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.52%        3.27%        (14.74)%      72.38%     (48.29)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 3,963      $ 3,659        $ 3,528      $ 4,445     $ 1,582
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 4,063      $ 3,588        $ 3,548      $ 2,698     $ 1,547
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (1.49)%      (1.44)% 2      (1.74)%      (1.89)%     (1.80)%
Total expenses                                      2.06%        2.19%          2.18%        2.30%       3.05%
Expenses after payments and waivers
and reduction to custodian expenses                 1.78%        1.82%          1.88%        2.10%       2.04%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.84      $  2.77        $  3.21      $  1.85     $  3.55
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.02) 1      (.02) 1,2      (.03) 1      (.04)       (.03)
Net realized and unrealized gain (loss)              .31          .13           (.41)        1.40       (1.67)
                                                 --------------------------------------------------------------
Total from investment operations                     .29          .11           (.44)        1.36       (1.70)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.03)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.04)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  3.13      $  2.84        $  2.77      $  3.21     $  1.85
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 10.21%        3.94%        (13.71)%      73.51%     (47.89)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 2,018      $ 1,860        $ 2,251      $ 2,480     $   887
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 2,132      $ 2,106        $ 2,593      $ 1,492     $ 1,057
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (0.67)%      (0.56)% 2      (0.86)%      (1.05)%     (1.03)%
Total expenses                                      0.98%        0.97%          1.00%        1.26%       1.57%
Expenses after payments and waivers
and reduction to custodian expenses                 0.95%        0.97%          1.00%        1.26%       1.53%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Technologies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                   33 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                   34 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM                   LOSS    FOR FEDERAL INCOME
   INCOME                     GAIN     CARRYFORWARD 1,2,3          TAX PURPOSES
   ----------------------------------------------------------------------------
   $--                         $--           $465,803,504           $15,070,781

1. As of October 31, 2006, the Fund had $465,803,504 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2006, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        -------------------------------
                        2009             $  260,704,561
                        2010                197,770,478
                        2012                    556,912
                        2013                  6,771,553
                                         --------------
                        Total            $  465,803,504
                                         ==============

2. During the fiscal year ended October 31, 2006, the Fund utilized $7,582,832 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                      REDUCTION TO
         REDUCTION TO              ACCUMULATED NET
         PAID-IN CAPITAL           INVESTMENT LOSS
         -----------------------------------------
         $2,325,870                     $2,325,870

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

                                               YEAR ENDED          YEAR ENDED
                                         OCTOBER 31, 2006    OCTOBER 31, 2005
         --------------------------------------------------------------------
         Distributions paid from:
         Ordinary income                             $ --           $ 239,491
         In excess of ordinary income                  --             376,673
                                                     ------------------------
         Total                                       $ --           $ 616,164
                                                     ========================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between


                   35 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities       $125,266,515
                                                   ============

              Gross unrealized appreciation        $ 20,522,552
              Gross unrealized depreciation          (5,451,771)
                                                   ------------
              Net unrealized appreciation          $ 15,070,781
                                                   ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2006, the Fund's projected benefit obligations were decreased by $6,468 and payments of $3,156 were made to retired trustees, resulting in an accumulated liability of $28,258 as of October 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash


                   36 | OPPENHEIMER EMERGING TECHNOLOGIES FUND overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED OCTOBER 31, 2006         YEAR ENDED OCTOBER 31, 2005
                                  SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                           8,922,724    $   26,332,717         5,282,514    $   14,315,161
Dividends and/or
distributions reinvested              --                --           191,595           544,130
Redeemed                      (7,697,412)      (22,795,028) 1     (9,938,737)      (26,961,902) 2
                              -------------------------------------------------------------------
Net increase (decrease)        1,225,312    $    3,537,689        (4,464,628)   $  (12,102,611)
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                           2,031,891    $    5,858,755         2,908,410    $    7,653,535
Dividends and/or
distributions reinvested              --                --                --                --
Redeemed                      (7,696,243)      (21,732,360) 1     (6,238,335)      (16,440,928) 2
                              -------------------------------------------------------------------
Net decrease                  (5,664,352)   $  (15,873,605)       (3,329,925)   $   (8,787,393)
                              ===================================================================


                   37 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                               YEAR ENDED OCTOBER 31, 2006         YEAR ENDED OCTOBER 31, 2005
                                  SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
CLASS C
Sold                           1,634,731    $    4,728,533         1,232,366    $    3,247,538
Dividends and/or
distributions reinvested              --                --                --                --
Redeemed                      (2,395,596)       (6,911,534) 1     (3,361,027)       (8,842,261) 2
                              -------------------------------------------------------------------
Net decrease                    (760,865)   $   (2,183,001)       (2,128,661)   $   (5,594,723)
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                             482,201    $    1,424,671           484,495    $    1,295,239
Dividends and/or
distributions reinvested              --                --             7,933            22,290
Redeemed                        (497,749)       (1,484,216) 1       (474,961)       (1,277,583) 2
                              -------------------------------------------------------------------
Net increase (decrease)          (15,548)   $      (59,545)           17,467    $       39,946
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                             254,144    $      797,228           263,642    $      726,917
Dividends and/or
distributions reinvested              --                --            11,057            32,066
Redeemed                        (265,688)         (798,524) 1       (432,120)       (1,207,077) 2
                              -------------------------------------------------------------------
Net decrease                     (11,544)   $       (1,296)         (157,421)   $     (448,094)
                              ===================================================================

1. Net of redemption fees of $1,550, $974, $369, $85 and $45 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $2,136, $1,523, $591, $103 and $61 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2006, were as follows:

                                           PURCHASES              SALES
              ---------------------------------------------------------
              Investment securities     $142,719,027       $157,928,970

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              ---------------------------------------
              Up to $200 million                0.90%
              Next $200 million                 0.85
              Next $200 million                 0.80
              Over $600 million                 0.75


                   38 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2006, the Fund paid $510,925 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distrib-utor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $10,342,476, $1,116,437 and $92,605, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                   39 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
October 31, 2006          $78,793          $7,810        $135,378          $3,807            $485

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2006, the Manager voluntarily agreed to reduce its advisory fee rate during the year ending December 31, 2006. For any calendar quarter that the Fund's trailing 12-month total return performance is in the fifth quintile of the Fund's Lipper peer group, measured at the end of the prior calendar quarter, the advisory fee will be reduced by 0.10% of the Fund's average daily net assets. For any calendar quarter that the Fund's trailing 12-month total return performance is in the fourth quintile of the Fund's Lipper peer group, measured at the end of the prior calendar quarter, the advisory fee will be reduced by 0.05% of the Fund's average daily net assets. However, if at the end of the prior calendar quarter the Fund's trailing total return performance has improved to the third or higher quintile of the Fund's Lipper peer group, the advisory fee reduction will be terminated. During the year ended October 31, 2006, the Manager voluntarily waived management fees in the amount of $38,248. The advisory fee reduction is a voluntary undertaking and may be terminated by the Manager at any time. Effective April 1, 2006, the advisory fee reduction was terminated by the Manager.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2006, OFS waived $329,721, $203,647, $60,171, $10,253 and $52 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


                   40 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                ACQUISITION                   VALUATION AS OF      UNREALIZED
SECURITY                               DATE          COST     OCTOBER 31,2006    DEPRECIATION
----------------------------------------------------------------------------------------------
Blaze Network Products, Inc.,
8% Cv., Series D                   10/17/00    $1,067,750               $ 376      $1,067,374

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and


                   41 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   42 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF OPPENHEIMER EMERGING TECHNOLOGIES FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Emerging Technologies Fund, including the statement of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Emerging Technologies Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 12, 2006


                   43 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   44 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   45 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                  HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board             Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Trustees (since 2003),         Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 2000)              Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 76                           Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-2001);
                                  Director of FMC Corporation (1993-2001). Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)              (since 2005); Director of ICI Education Foundation (education foundation) (October
Age: 65                           1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company
                                  (insurance company) (October 1991-June 2004). Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 55 portfolios in the
Trustee (since 2000)              OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 2000)              (since 1979) of the National Academy of Sciences; Council on Foreign Relations
Age: 68                           (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since
                                  2001); Chair of Science Initiative Group (since 1999); Member of the American
                                  Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983);
                                  Foreign Associate of Third World Academy of Sciences; Director of the Institute for
                                  Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                  (1994-1999); Provost at Duke University (1983-1991). Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)              and Senior Vice President and General Auditor of American Express Company
Age: 64                           (financial services company) (July 1998-February 2003). Oversees 45 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)              (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 54                           adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                  (privately-held financial adviser) (January 1998-December 2001); Member of the
                                  Finance and Budget Committee of the Council on Foreign Relations, the Investment
                                  Committee of the Episcopal Church of America, the Investment Committee and Board of
                                  Human Rights Watch and the Investment Committee of Historic Hudson Valley. Oversees
                                  45 portfolios in the OppenheimerFunds complex.


                   46 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2000)              1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                           trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                  Mutual Casualty Company, American Motorists Insurance Company and American
                                  Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                  Officer of The Conference Board, Inc. (international economic and business research). Oversees 45 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2000)              and executive recruiting) (since 1993); Life Trustee of International House
Age: 75                           (non-profit educational organization); Founder, Chairman and Chief Executive
                                  Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                  Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                  Oversees 45 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)              Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                           Member of the Investment Committee of the Associated Jewish Charities of Baltimore
                                  (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001).
                                  Oversees 45 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                           Company, Inc. (soda ash processing and production) (since 1996); Vice President of
                                  Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the
                                  Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director
                                  of PacifiCorp. (electric utility) (1995-1999). Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)              Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                           (since September 2004); Member of Zurich Financial Investment Advisory Board
                                  (insurance) (since October 2004); Board of Governing Trustees of The Jackson
                                  Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced
                                  Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                                  1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002)
                                  (investment research, non-profit); Governor, Jerome Levy Economics Institute of
                                  Bard College (August 1990-September 2001) (economics research); Director of Ray &
                                  Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 55 portfolios in the OppenheimerFunds complex.


                   47 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                  OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.
                                  MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS,
                                  INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and            (since September 2000) of the Manager; President and a director or trustee of other
Principal Executive Officer       Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
(since 2001)                      (the Manager's parent holding company) and of Oppenheimer Partnership Holdings,
Age: 57                           Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
                                  OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                  2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                  Financial Services, Inc. (transfer agent sub sidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                  HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February 1997);
                                  Director of DLB Acquisition Corporation (holding company parent of Babson Capital
                                  Management LLC) (since June 1995); Member of the Investment Company Institute's
                                  Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager
                                  (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                                  MassMutual Select Funds (open-end investment companies) (November 1999-November
                                  2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                                  President, Chief Executive Officer and Director of MML Bay State Life Insurance
                                  Company (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                  Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                  1998). Oversees 92 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                       GILSTON, POIESZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                  LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                  PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

DAVID POIESZ,                     Senior Vice President of the Manager (since June 2004); senior portfolio manager at
Vice President and Portfolio      Merrill Lynch. (October 2002-May 2004); founding partner of RiverRock Capital LLC,
Manager (since 2004)              a hedge fund product; (April 1999-July 2001); portfolio manager at Jennison
Age: 48                           Associates (November 1992-March 1999). An officer of 3 portfolios in the
                                  OppenheimerFunds complex.

ALAN GILSTON,                     Vice President of the Manager (since September 1997). An officer of 1 portfolio in
Vice President and Portfolio      the OppenheimerFunds complex.
Manager (since 1997)
Age: 48


                   48 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief          2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2004)                      Vice President and Director of Internal Audit of the Manager (1997-February 2004).
Age: 56                           An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal           the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting          Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2000)              Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                           Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                  (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                  Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                  Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                  1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                  1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer               Product Accounting of the Manager (November 1998-July 2002). An officer of 92
(since 2004)                      portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                      of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 36                           Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001).
                                  An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                           December 2001); General Counsel of Centennial Asset Management Corporation (since
                                  December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                  Management Corporation (since December 2001); Secretary and General Counsel of OAC
                                  (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                  2001); Senior Vice President, General Counsel and Director of Shareholder Financial
                                  Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI
                                  Institutional Asset Management, Inc. (since November 2001); Director of
                                  OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                  Secretary of the


                   49 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
Continued                         Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 38                           (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                  Incorporated). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary               October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                      (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                           Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                  Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                  Assistant Counsel of the Manager (August 1994-October 2003). An officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary               2004); First Vice President (2001-September 2004); Director (2000-September 2004)
(since 2004)                      and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer
Age: 42                           of 92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   50 | OPPENHEIMER EMERGING TECHNOLOGIES FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2006 and $18,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $195,954 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,536 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of form 5500

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $195,954 in fiscal 2006 and $163,341 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Technologies Fund

By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

By:   /s/ Brian W. Wixted
      _______________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006